iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Diversified Banks  —  41 .5%
Comerica, Inc. ............................ 216,984 $ 12,109,877
Fifth Third Bancorp ........................ 992,967 34,247,432
First Citizens BancShares, Inc. , Class A ........... 19,568 27,766,405
KeyCorp ................................ 1,540,518 22,183,459
PNC Financial Services Group, Inc. (The) ......... 648,681 100,448,253
U.S. Bancorp ............................ 2,535,506 109,736,700
306,492,126
a
Regional Banks  —  58 .2%
Bank OZK .............................. 173,122 8,626,669
BOK Financial Corp. ........................ 45,383 3,887,054
Citizens Financial Group, Inc. ................. 767,121 25,422,390
Commerce Bancshares, Inc. .................. 195,404 10,436,528
Cullen/Frost Bankers, Inc. .................... 105,384 11,433,110
East West Bancorp, Inc. ..................... 231,886 16,684,198
First Financial Bankshares, Inc. ................ 211,332 6,403,360
First Horizon Corp. ......................... 919,399 13,018,690
FNB Corp. .............................. 590,417 8,130,042
Glacier Bancorp, Inc. ....................... 182,440 7,538,421
Home BancShares, Inc. ..................... 308,754 7,820,739
Huntington Bancshares, Inc. .................. 2,382,657 30,307,397
M&T Bank Corp. .......................... 270,259 37,047,104
New York Community Bancorp, Inc. ............. 1,188,779 12,161,209
Pinnacle Financial Partners, Inc. ................ 126,324 11,017,979
Popular, Inc. ............................. 118,721 9,743,432
Prosperity Bancshares, Inc. ................... 154,199 10,443,898
Regions Financial Corp. ..................... 1,530,324 29,657,679
SouthState Corp. .......................... 125,158 10,569,593
Security Shares Value
a
Regional Banks (continued)
Synovus Financial Corp. ..................... 240,627 $ 9,059,607
TFS Financial Corp. ........................ 83,010 1,219,417
Truist Financial Corp. ....................... 2,171,819 80,183,557
UMB Financial Corp. ....................... 71,868 6,004,571
United Bankshares, Inc. ..................... 220,760 8,289,538
Valley National Bancorp ..................... 701,687 7,620,321
Webster Financial Corp. ..................... 283,066 14,368,430
Western Alliance Bancorp .................... 180,127 11,850,555
Wintrust Financial Corp. ..................... 100,757 9,345,212
Zions Bancorp NA ......................... 243,765 10,693,971
428,984,671
a
Total Long-Term Investments — 99.7%
(Cost: $ 851,057,870 ) ................................ 735,476,797
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(a) (b)
............................. 988,143 988,143
a
Total Short-Term Securities — 0.1%
(Cost: $ 988,143 ) ................................... 988,143
Total Investments — 99.8%
(Cost: $ 852,046,013 ) ................................ 736,464,940
Other Assets Less Liabilities — 0 .2% ..................... 1,612,809
Net Assets — 100.0% ................................. $ 738,077,749
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 11,926,819  $ —  $ (11,927,840)
(b)
$ 86  $ 935  $ —  —  $ 66,784
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,687,254  —  (699,111)
(b)
—  —  988,143  988,143  47,555  —
$ 86  $ 935
$ 988,143
$ 114,339  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
U.S. Regional Banks ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 21 03/15/24 $ 2,459 $ 85,667
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 735,476,797  $ —  $ —  $ 735,476,797
Short-Term Securities
Money Market Funds ...................................... 988,143  —  —  988,143
$ 736,464,940  $ —  $ —  $ 736,464,940
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 85,667  $ —  $ —  $ 85,667
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.